Employee Stock Incentive Plans - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2016 INR (₨) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock compensation expense recognized	₨ 1,347,000,000	₨ 1,742,000,000	₨ 1,534,000,000
Employee stock option plans and restricted stock unit option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period description	Three to five years
Maximum contractual term	Ten years
Weighted-average grant-date fair value of options granted	₨ 337.74	569.52	699.96
Weighted average share price of options exercised	₨ 303.44	₨ 536.80	₨ 608.62
Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held in wipro equity reward trust | shares	23,097,216	13,728,607	14,829,824
WSRUP 2007 Plan [member] | Performance based restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	1,097,600	79,000	0
WARSUP 2004 Plan [member] | Performance based restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	1,113,600	188,000	0